Details of Significant Accounts - Summary of Loss Per Share (Details) $ / shares in Units, $ / shares in Units, shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 TWD ($) $ / shares shares	Dec. 31, 2018 TWD ($) $ / shares shares
Earnings Per Share [Abstract]
Loss attributable to common shareholders of the Company, amount after tax	$ (981,517)	$ (34,954)	$ (807,522)	$ (901,574)
Loss attributable to common shareholders of the Company plus assumed conversion of all dilutive potential common shares, amount after tax	$ (981,517)	$ (34,954)	$ (807,522)	$ (901,574)
Weighted average number of common shares outstanding (in thousands of shares)	79,014	79,014	65,545	62,719
Weighted average number of common shares outstanding (in thousands of shares)	79,014	79,014	65,545	62,719
Basic loss per share (in dollars) | (per share)	$ (12.42)	$ (0.44)	$ (12.32)	$ (14.37)
Diluted loss per share (in dollars) | (per share)	$ (12.42)	$ (0.44)	$ (12.32)	$ (14.37)